Deposit on Equipment (Tables)	8 Months Ended
Sep. 30, 2021
Disclosure Deposits On Equipment [Abstract]
Schedule of Purchase Agreement Commitments, Deposits Paid and Expected Delivery Timing	The purchase agreement commitments, deposits paid and expected delivery timing (remaining balances are payable in advance of shipping) are summarized below:

Vendor	Agreement Date	Purchase Commitment	Deposits Paid	Expected Shipping
Bitmain Technologies Limited	August 20, 2021 and August 30, 2021	$171,135,000	$49,656,000	January 2022 - September 2022
SuperAcme Technology (Hong Kong)*	September 2, 2021	222,400,800	22,240,080	July 2022 - December 2022
Various vendors for other contracts and costs		5,959,351	2,449,784

Total		$399,495,151	$74,345,864

*
Pursuant to the Company’s agreements with Bitmain and SuperAcme, the Company is responsible for all logistics costs related to transportation, packaging for transportation and insurance related to the delivery of the miners.